Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Segment $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares
Trade Accounts Receivable, net [Abstract]
Accrued revenue	$ 3,183	$ 314
Provision for doubtful accounts	0	0
Impairment of Long-Lived Assets [Abstract]
Impairment of vessels held for use	0	0
Vessel Depreciation [Abstract]
Estimated residual scrap rate per light-weight ton	$ 430	$ 300
Earnings per share, basic (in dollars per share) | $ / shares	$ 1.09	$ (12.44)	$ (36.34)
Earnings per share, diluted (in dollars per share) | $ / shares	$ 1.09	$ (12.44)	$ (36.34)
Segment Reporting [Abstract]
Number of reportable segments | Segment	1
Impairment of Right of Use Assets from Operating Leases [Abstract]
Impairment of operating leases	$ 0	$ 0
Vessels [Member]
Vessel Depreciation [Abstract]
Estimated useful life	25 years
Other Fixed Assets, Net [Abstract]
Estimated useful life	25 years
Cars [Member]
Vessel Depreciation [Abstract]
Estimated useful life	6 years
Other Fixed Assets, Net [Abstract]
Estimated useful life	6 years
Office Equipment [Member]
Vessel Depreciation [Abstract]
Estimated useful life	5 years
Other Fixed Assets, Net [Abstract]
Estimated useful life	5 years
Furniture and Fittings [Member]
Vessel Depreciation [Abstract]
Estimated useful life	5 years
Other Fixed Assets, Net [Abstract]
Estimated useful life	5 years
Computer Equipment [Member]
Vessel Depreciation [Abstract]
Estimated useful life	3 years
Other Fixed Assets, Net [Abstract]
Estimated useful life	3 years
Increase in Salvage Value [Member]
Vessel Depreciation [Abstract]
Reduction in depreciation expense	$ (985)
Earnings per share, basic (in dollars per share) | $ / shares	$ 0.21
Earnings per share, diluted (in dollars per share) | $ / shares	$ 0.21